Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Nov. 20, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 102,373		¥ 72,459
Total	102,373	$ 14,458	241,721
JM Weshop (Cayman) Inc.
Schedule of Investments [Line Items]
Equity method investment			169,262
iSNOB Holding Limited
Schedule of Investments [Line Items]
Available-for-sale debt securities	76,841		38,378
Huzan Inc.
Schedule of Investments [Line Items]
Available-for-sale debt securities	10,996		19,822	¥ 13,658	¥ 14,021
Shanghai Kuailaimai Information and Technology Co., Ltd.
Schedule of Investments [Line Items]
Available-for-sale debt securities			¥ 14,259
Others
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 14,536